Schedule of Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Risk-free interest rate	4.47%
Expected dividend yield
Expected term in years	2 years 6 months
Expected volatility	64.50%